SUBSEQUENT EVENTS (Details)	9 Months Ended		12 Months Ended		12 Months Ended			36 Months Ended				1 Months Ended		2 Months Ended	1 Months Ended			1 Months Ended		3 Months Ended		3 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jul. 31, 2008 SFL West Polaris [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Jun. 30, 2009 US$ 60 million secured term loan facility [Member] U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] USD ($)	Jun. 30, 2009 US$ 30 million secured term loan facility (June 2009) [Member] U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] USD ($) carriers	Nov. 30, 2012 Subsequent Event [Member] USD ($)	Nov. 30, 2012 Subsequent Event [Member] U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member] car_equivalent_unit carriers	Jan. 31, 2013 Subsequent Event [Member] Issuance of Equity [Member]	Oct. 31, 2012 Subsequent Event [Member] Issuance of Equity [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] SFL West Polaris [Member] USD ($)	Oct. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] NOK 600 million senior unsecured bond [Member] USD ($)	Oct. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] NOK 600 million senior unsecured bond [Member] NOK	Dec. 31, 2012 Subsequent Event [Member] Issuance of Debt [Member] NOK 600 million senior unsecured bond [Member] USD ($)	Nov. 30, 2012 Subsequent Event [Member] Issuance of Debt [Member] US$ 53.2 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Repayment of Debt [Member] 8.5% Senior Notes due 2013 [Member] USD ($)
Oct. 31, 2012
Subsequent Event [Member]
Repayment of Debt [Member]
US$ 60 million secured term loan facility [Member]
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
USD ($)

Oct. 31, 2012
Subsequent Event [Member]
Repayment of Debt [Member]
US$ 30 million secured term loan facility (June 2009) [Member]
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2022 [Member]
USD ($)
																									Sep. 30, 2012 Subsequent Event [Member] Sale of Front Climber [Member] USD ($)	Nov. 30, 2012 Subsequent Event [Member] Sale of Front Driver [Member] USD ($)	Nov. 30, 2012 Subsequent Event [Member] Sale of VLCC Ticen Ocean [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Sale of Front Viewer [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Sale of VLCC Edinburgh [Member] USD ($)
Subsequent Event [Line Items]
Shares issued																$ 89,000,000
Shares issued (in shares)															25,000	6,000,000
Term of loan																	5 years	5 years	5 years		5 years
Norwegian Kroner NIBOR rate																		5.00%	5.00%
Debt instrument, face amount				700,000,000					580,000,000	60,000,000	30,000,000						420,000,000	105,000,000	600,000,000		53,200,000
Percent of loan to purchase price																					70.00%
Proceeds from lines of credit																				103,500,000
Debt instrument, maximum guaranteed amount																	100,000,000
Exercised options (in shares)															25,000
Stated interest rate									8.50%									6.06%	6.06%
Number of car equivalent units (CEU)														6,500
Proceeds from sale of vessel																									8,900,000	9,600,000	14,100,000	9,100,000	18,800,000
Compensation payable (receivable) for early termination of charter												23,500,000													(600,000)	(500,000)	(11,600,000)		7,800,000
Term of time charter													3 years	5 years
Dividends declared (in dollars per share)													$ 0.39
Dividends declared, accelerated (in dollars per share)													$ 0.39
Cash dividends paid	85,533,000	91,786,000	122,644,000									66,500,000
Amount of debt repaid					$ 21,900,000	$ 5,000,000	$ 148,000,000	$ 130,900,000														$ 51,400,000	$ 43,800,000	$ 22,200,000
Number of car carriers												2		2